First Quarter Report
January 31, 2023 (Unaudited)
Columbia Strategic New York Municipal Income Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Strategic New York Municipal Income Fund, January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 97.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 4.9%
New York City Industrial Development Agency(a)
Refunding Revenue Bonds
Trips Obligated Group
Series 2012A
07/01/2028	5.000%	2,000,000	2,001,477
New York Transportation Development Corp.(a)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2031	3.000%	1,300,000	1,199,485
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2040	4.000%	600,000	562,976
12/01/2041	4.000%	600,000	556,555
Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2041	5.000%	1,000,000	1,033,084
12/01/2042	4.000%	1,000,000	921,936
Total			6,275,513
Airport 0.4%
Niagara Frontier Transportation Authority(a)
Refunding Revenue Bonds
Buffalo Niagara International Airport
Series 2019
04/01/2039	5.000%	525,000	557,580
Charter Schools 8.3%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Brighter Choice Elementary
Series 2021
04/01/2037	4.000%	1,000,000	878,871
Build NYC Resource Corp.
Revenue Bonds
Academic Leadership Charter School Project
Series 2021
06/15/2036	4.000%	200,000	192,223
Bronx Charter School for Excellence
Series 2013
04/01/2033	5.000%	1,000,000	1,001,791
International Leadership Charter School
Series 2013
07/01/2033	5.750%	1,500,000	1,502,024
Social Bonds - KIPP NYC Public School Facilities Canal West Project
Series 2023
07/01/2062	5.250%	1,000,000	1,036,840
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Build NYC Resource Corp.(b)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	265,000	268,139
New World Preparatory Charter School Project
Series 2021
06/15/2051	4.000%	690,000	540,502
Richmond Preparatory School Project Social Bonds
Series 2021
06/01/2056	5.000%	1,250,000	1,132,008
Secton Education Partners-Brilla Project
Series 2021
11/01/2051	4.000%	1,000,000	772,614
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2062	5.750%	1,000,000	1,023,302
Hempstead Town Local Development Corp.
Revenue Bonds
Evergreen Charter School Project
Series 2022A
06/15/2057	5.500%	500,000	503,970
Monroe County Industrial Development Corp.(b)
Revenue Bonds
Social Bonds - Academy of Health Sciences Charter School Project
Series 2022
07/01/2057	6.000%	750,000	751,556
True North Rochester Preparatory Charter School Project
Series 2020
06/01/2059	5.000%	1,000,000	1,006,470
Total			10,610,310
Disposal 1.4%
New York State Environmental Facilities Corp.(a),(b)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	2,000,000	1,759,573
Health Services 1.2%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2040	5.000%	1,500,000	1,535,984
2	Columbia Strategic New York Municipal Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 2.2%
Build NYC Resource Corp.
Refunding Revenue Bonds
Manhattan College Project
Series 2017
08/01/2042	4.000%	750,000	721,061
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2033	5.000%	230,000	244,770
07/01/2034	5.000%	500,000	531,082
New York State Dormitory Authority
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07/01/2026	5.250%	1,205,000	1,308,446
Total			2,805,359
Hospital 4.7%
Genesee County Funding Corp. (The)
Refunding Revenue Bonds
Rochester Regional Health Project
Series 2022
12/01/2052	5.250%	500,000	520,970
New York State Dormitory Authority
Refunding Revenue Bonds
Montefiore Obligated Group
Series 2020A
09/01/2050	4.000%	1,000,000	858,616
Montefiore Obligation Group
Series 2018
08/01/2035	5.000%	350,000	357,638
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2037	5.000%	2,000,000	2,063,795
NYU Hospitals Center
Series 2016
07/01/2040	4.000%	1,000,000	1,006,103
New York State Dormitory Authority(b)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2037	5.000%	400,000	401,889
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2037	3.750%	1,000,000	824,063
Total			6,033,074
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 1.9%
New York Power Authority
Refunding Revenue Bonds
Series 2020A
11/15/2055	4.000%	500,000	491,063
Revenue Bonds
Green Transmission Project
Series 2022 (AGM)
11/15/2061	4.000%	2,000,000	1,943,515
Total			2,434,578
Local Appropriation 0.8%
Suffolk County Judicial Facilities Agency
Revenue Bonds
H. Lee Dennison Building
Series 2013
11/01/2025	5.000%	1,000,000	1,014,858
Local General Obligation 4.8%
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	3,000,000	2,954,724
Series 2022D-1
05/01/2042	5.250%	1,250,000	1,428,462
City of New YorK
Unlimited General Obligation Bonds
Series 2022D-1
05/01/2043	5.250%	1,000,000	1,142,826
City of Poughkeepsie
Limited General Obligation Refunding Bonds
Series 2019
06/01/2031	5.000%	600,000	634,205
Total			6,160,217
Multi-Family 9.6%
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2047	3.700%	2,000,000	1,755,493
New York City Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2039	3.800%	1,480,000	1,451,470
11/01/2049	3.650%	875,000	746,201
Revenue Bonds
Series 2018K
11/01/2048	4.000%	735,000	682,657

Columbia Strategic New York Municipal Income Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sustainable Development Bonds
Series 2021
05/01/2051	2.750%	1,000,000	725,130
Sustainable Neighborhood
Series 2019
11/01/2049	3.250%	2,000,000	1,609,784
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2042	3.650%	750,000	686,076
Series 2019D
11/01/2044	3.700%	1,000,000	906,483
Climate Bond Certified/Sustainability Bonds
Series 2019
11/01/2044	3.150%	840,000	695,987
Green Bonds
Series 2017H
11/01/2047	3.650%	1,360,000	1,198,465
Series 2017L (GNMA)
11/01/2037	3.300%	540,000	519,130
Sustainability Bonds
Series 2019I
11/01/2039	3.000%	800,000	693,387
Series 2021J-1 (FHA)
11/01/2056	2.875%	1,000,000	695,314
Total			12,365,577
Municipal Power 3.7%
Guam Power Authority(c)
Refunding Revenue Bonds
Series 2022A
10/01/2043	5.000%	500,000	526,864
10/01/2044	5.000%	500,000	526,187
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2044	5.000%	1,000,000	1,020,969
Revenue Bonds
Series 2018
09/01/2038	5.000%	1,000,000	1,095,776
Puerto Rico Electric Power Authority(c),(d)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	1,000,000	700,000
Series 2012A
07/01/2042	0.000%	1,250,000	871,875
Total			4,741,671
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nursing Home 1.0%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
St. Ann’s Community Project
Series 2019
01/01/2050	5.000%	1,500,000	1,235,315
Other Bond Issue 2.7%
New York Liberty Development Corp.
Refunding Revenue Bonds
Green Bonds - 4 World Trade Center Project
Series 2021
11/15/2051	3.000%	500,000	372,306
New York Transportation Development Corp.(a)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
10/31/2046	4.000%	1,500,000	1,339,109
04/30/2053	4.000%	2,000,000	1,709,275
Total			3,420,690
Other Industrial Development Bond 0.2%
New York Liberty Development Corp.
Revenue Bonds
Goldman Sachs Headquarters
Series 2007
10/01/2037	5.500%	260,000	303,713
Pool / Bond Bank 1.1%
New York State Dormitory Authority
Refunding Revenue Bonds
New School
Series 2015
07/01/2050	5.000%	1,395,000	1,421,016
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	15,000	15,037
Total			1,436,053
Ports 10.8%
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	2,000,000	1,672,001
Port Authority of New York & New Jersey(a)
Refunding Revenue Bonds
193rd Series 2015
10/15/2035	5.000%	2,635,000	2,725,051
Consolidated 186th
Series 2014
10/15/2044	5.000%	1,000,000	1,015,407

4	Columbia Strategic New York Municipal Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-207
09/15/2043	4.000%	1,500,000	1,462,167
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 211th
Series 2018
09/01/2043	4.000%	3,000,000	3,012,818
Revenue Bonds
Consolidated 85th
Series 1993
03/01/2028	5.375%	1,445,000	1,569,258
Consolidated 93rd
Series 1994
06/01/2094	6.125%	2,250,000	2,331,010
Total			13,787,712
Prep School 1.4%
Build NYC Resource Corp.
Refunding Revenue Bonds
Series 2015
06/01/2033	5.000%	500,000	523,070
06/01/2035	5.000%	700,000	726,966
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2036	5.000%	500,000	521,743
Total			1,771,779
Recreation 0.6%
Western Regional Off-Track Betting Corp.(b)
Refunding Revenue Bonds
Series 2021
12/01/2041	4.125%	1,000,000	757,510
Refunded / Escrowed 1.2%
Build NYC Resource Corp.
Prerefunded 07/01/24 Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2029	5.000%	225,000	232,683
07/01/2030	5.000%	180,000	186,146
Prerefunded 08/01/25 Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2040	5.000%	900,000	960,587
New York State Dormitory Authority
Prerefunded 07/01/25 Revenue Bonds
New School
Series 2015
07/01/2050	5.000%	105,000	111,555
Total			1,490,971
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Resource Recovery 1.0%
Build NYC Resource Corp.(a),(b)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2035	5.000%	750,000	763,799
Jefferson County Industrial Development Agency(a),(b)
Revenue Bonds
ReEnergy Black River LLC P
Series 2019
01/01/2024	5.250%	1,280,000	512,000
Total			1,275,799
Retirement Communities 6.8%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	769,145
Revenue Bonds
Jefferson’s Ferry Project
Series 2020
11/01/2055	4.000%	1,000,000	816,167
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	2,000,000	1,579,731
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2040	5.000%	1,540,000	1,561,237
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2044	5.000%	1,655,000	1,656,492
Ulster County Capital Resource Corp.(b)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2047	5.250%	500,000	389,701
09/15/2053	5.250%	1,000,000	752,292
Westchester County Local Development Corp.
Refunding Revenue Bonds
Miriam Osborn Memorial Home Association Project
Series 2019
07/01/2042	5.000%	450,000	473,940

Columbia Strategic New York Municipal Income Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Westchester County Local Development Corp.(b)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	1,000,000	772,109
Total			8,770,814
Sales Tax 5.8%
Commonwealth of Puerto Rico(c),(e)
Revenue Notes
Series 2022
11/01/2051	0.000%	520,296	228,930
Subordinated Series 2022
11/01/2043	0.000%	350,677	154,736
Puerto Rico Sales Tax Financing Corp.(c),(e)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	12,100,000	3,322,745
Puerto Rico Sales Tax Financing Corp.(c)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	1,000,000	985,249
Triborough Bridge & Tunnel Authority
Revenue Bonds
Sales Tax - MTA Bridges & Tunnels
Series 2022
05/15/2062	5.250%	2,500,000	2,793,952
Total			7,485,612
Single Family 1.0%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2019-217
04/01/2039	3.625%	135,000	132,003
State of New York Mortgage Agency(a)
Refunding Revenue Bonds
Series 2019-218
04/01/2033	3.600%	950,000	959,542
04/01/2038	3.850%	170,000	169,446
Total			1,260,991
Special Non Property Tax 7.4%
Metropolitan Transportation Authority(e)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,500,000	1,784,084
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2022A-1
08/01/2048	4.000%	3,000,000	2,930,563
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2045	5.000%	1,500,000	1,540,331
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	2,000,000	1,964,752
Puerto Rico Highway & Transportation Authority(c),(e)
Revenue Bonds
Series 2022B
07/01/2032	0.000%	53,221	33,463
Series 2022C
07/01/2053	0.000%	91,041	52,804
Triborough Bridge & Tunnel Authority
Revenue Bonds
Senior Lien Green Bonds
Series 2022D-2
05/15/2052	5.500%	1,000,000	1,167,063
Total			9,473,060
Special Property Tax 1.0%
Glen Cove Local Economic Assistance Corp.
Refunding Revenue Bonds
Garview Point Public Improvement Project
Series 2016
01/01/2056	5.000%	1,000,000	887,022
New York Liberty Development Corp.
Refunding Revenue Bonds
Bank of America Tower at One Bryant Park Project
Series 2019
09/15/2069	2.800%	500,000	458,554
Total			1,345,576
State General Obligation 0.3%
Commonwealth of Puerto Rico(c),(e)
Unlimited General Obligation Bonds
Series 2021A
07/01/2024	0.000%	24,730	23,161
Commonwealth of Puerto Rico(c)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2035	4.000%	66,574	60,469
07/01/2037	4.000%	57,138	50,561
07/01/2041	4.000%	77,686	66,805
07/01/2046	4.000%	275,792	229,958
Total			430,954

6	Columbia Strategic New York Municipal Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 5.0%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2034	5.000%	1,000,000	994,203
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Tobacco Settlement Pass-Through
Series 2016
06/01/2051	5.000%	2,000,000	1,929,411
Suffolk Tobacco Asset Securitization Corp.(e)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	3,000,000	366,696
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2041	5.000%	3,000,000	3,079,285
Total			6,369,595
Transportation 4.4%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2017D
11/15/2042	4.000%	2,000,000	1,854,926
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	2,000,000	2,048,914
Transportation
Series 2015B
11/15/2040	5.000%	1,675,000	1,688,543
Total			5,592,383
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 1.8%
Triborough Bridge & Tunnel Authority
Revenue Bonds
Series 2022A
11/15/2057	5.500%	2,000,000	2,311,099
Water & Sewer 0.2%
Western Nassau County Water Authority
Revenue Bonds
Green Bonds
Series 2021A
04/01/2051	4.000%	225,000	220,581
Total Municipal Bonds (Cost $134,508,270)			125,034,501

Money Market Funds 1.5%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.588%(f)	1,896,485	1,896,485
Total Money Market Funds (Cost $1,896,485)		1,896,485
Total Investments in Securities (Cost: $136,404,755)		126,930,986
Other Assets & Liabilities, Net		1,097,637
Net Assets		128,028,623

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2023, the total value of these securities amounted to $11,603,464, which represents 9.06% of total net assets.
(c)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2023, the total value of these securities amounted to $7,833,807, which represents 6.12% of total net assets.
(d)	Represents a security in default.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at January 31, 2023.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
Columbia Strategic New York Municipal Income Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2023 (Unaudited)
Abbreviation Legend  (continued)
MTA	Monthly Treasury Average
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Strategic New York Municipal Income Fund | First Quarter Report 2023

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